Other reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (19,646)
Reclassified to income		(106)
Reclassified to retained earnings		(2)
Share of joint ventures and associates	$ (183)	21	$ (106)
Other comprehensive (loss)/income for the period	(48)	2,080	6,073
Less: non-controlling interest	312	621	468
Ending balance			(19,646)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(17,656)	(19,646)	(25,735)
Recognised in other comprehensive income	(242)	3,616	8,745
Reclassified to income	233		417
Reclassified to the balance sheet	117	(81)	(13)
Reclassified to retained earnings	(112)	(34)	(45)
Tax on amounts recognised/reclassified	27	(1,370)	(2,970)
Total, net of tax	23	2,025	6,134
Share of joint ventures and associates	(183)	21	(106)
Other comprehensive (loss)/income for the period	(160)	2,046	6,028
Less: non-controlling interest	(35)	(56)	61
Attributable to Shell plc shareholders	(195)	1,990	6,089
Ending balance	(17,851)	(17,656)	(19,646)
Currency translation differences
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(12,590)	(9,563)	(8,175)
Recognised in other comprehensive income	1,393	(3,422)	(1,841)
Reclassified to income	1	437	368
Tax on amounts recognised/reclassified	3	(1)	60
Total, net of tax	1,397	(2,986)	(1,413)
Share of joint ventures and associates	16	30	(36)
Other comprehensive (loss)/income for the period	1,413	(2,956)	(1,449)
Less: non-controlling interest	(36)	(71)	61
Attributable to Shell plc shareholders	1,377	(3,027)	(1,388)
Ending balance	(11,213)	(12,590)	(9,563)
Equity instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	487	1,294	1,144
Recognised in other comprehensive income	(67)	(524)	180
Reclassified to retained earnings	(112)	(32)	(45)
Tax on amounts recognised/reclassified	(32)	33	(35)
Total, net of tax	(211)	(523)	100
Share of joint ventures and associates	(202)	(283)	50
Other comprehensive (loss)/income for the period	(413)	(806)	150
Less: non-controlling interest	(1)	(1)
Attributable to Shell plc shareholders	(414)	(807)	150
Ending balance	73	487	1,294
Debt instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(75)	3	31
Recognised in other comprehensive income	33	(90)	(23)
Reclassified to income	9	12	(5)
Reclassified to the balance sheet	(1)
Total, net of tax	41	(78)	(28)
Other comprehensive (loss)/income for the period	41	(78)	(28)
Attributable to Shell plc shareholders	41	(78)	(28)
Ending balance	(34)	(75)	3
Cash flow hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(524)	(536)	(485)
Recognised in other comprehensive income	(196)	426	88
Reclassified to income	162	(636)	(38)
Reclassified to the balance sheet	117	(81)	(13)
Tax on amounts recognised/reclassified	(12)	59	(16)
Total, net of tax	71	(232)	21
Share of joint ventures and associates	2	244	(72)
Other comprehensive (loss)/income for the period	73	12	(51)
Attributable to Shell plc shareholders	73	12	(51)
Ending balance	(451)	(524)	(536)
Net investment hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(1,964)	(2,144)	(2,439)
Recognised in other comprehensive income	(44)	180	295
Total, net of tax	(44)	180	295
Other comprehensive (loss)/income for the period	(44)	180	295
Attributable to Shell plc shareholders	(44)	180	295
Ending balance	(2,008)	(1,964)	(2,144)
Deferred cost of hedging
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(26)	(226)	(187)
Recognised in other comprehensive income	(273)	64	(145)
Reclassified to income	61	81	92
Reclassified to the balance sheet	1
Tax on amounts recognised/reclassified	63	55	14
Total, net of tax	(148)	200	(39)
Other comprehensive (loss)/income for the period	(148)	200	(39)
Attributable to Shell plc shareholders	(148)	200	(39)
Ending balance	(174)	(26)	(226)
Retirement benefits remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(2,964)	(8,474)	(15,624)
Recognised in other comprehensive income	(1,088)	6,982	10,191
Reclassified to retained earnings			0
Tax on amounts recognised/reclassified	5	(1,516)	(2,993)
Total, net of tax	(1,083)	5,464	7,198
Share of joint ventures and associates	1	30
Other comprehensive (loss)/income for the period	(1,082)	5,494	7,150
Less: non-controlling interest	2	16
Attributable to Shell plc shareholders	(1,080)	5,510	7,150
Ending balance	$ (4,044)	$ (2,964)	$ (8,474)